MINERAL PROPERTY INTERESTS (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
Mineral Property Interests Tables
Schedule of Mineral Properties

The Company’s mineral properties balance consists of:

	Indata, British Columbia	Klondike, British Columbia	Idaho-Maryland, California	Total

Balance, July 31, 2016	$50,000	$513,031	$—	$563,031
Cash paid	—	—	3,605,854	3,605,854
Shares issued	—	—	184,000	184,000
Write-off	(50,000)	(513,031)	—	(563,031)
Balance, July 31, 2017	—	—	3,789,854	3,789,854
Cash paid	—	—	750,243	750,243
Balance, January 31, 2018	$—	$—	$4,540,097	$4,540,097

The Company’s mineral properties balance consists of:

	July 31, 2017	July 31, 2016

Klondike, British Columbia	$—	$513,031
Indata, British Columbia	—	50,000
Idaho-Maryland, California	3,789,854	—

Total	$3,789,854	$563,031

Schedule of Idaho-Maryland Gold Mine expenditures
	Six month period ended January 31, 2018	Year ended July 31, 2017
Opening balance	$375,980	$—
Idaho-Maryland Gold Mine expenditures:
Consulting	$163,059	$287,411
Exploration	387,047	54,753
Rent	12,613	10,968
Supplies	104,804	4,020
Sampling	29,365	8,623
Travel	12,789	10,205
Total expenditures	$709,677	$375,980
Closing balance	$1,085,657	$375,980

Year ended July 31, 2017

Idaho-Maryland Gold Mine expenditures:
Consulting	$287,411
Exploration	54,753
Rent	10,968
Supplies	4,020
Sampling	8,623
Travel	10,205

Total	$375,980